Company	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Company

1.	Company

Landsea Homes Incorporated (“LHI” or the “Company”), together with its subsidiaries, is engaged in the acquisition, development and building of lots, homes, and condominiums in California, Arizona and Metro New York. The Company’s operations are organized into the following three reportable segments: Arizona, California, and Metro New York.

On August 31, 2020, LHI and its parent, Landsea Holdings Corporation (“Landsea Holdings”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), with LF Capital Acquisition Corp. (“LF Capital”) and LFCA Merger Sub, Inc. (the “Merger Sub”), a direct, wholly-owned subsidiary of LF Capital, which provides for, among other things the merger of Merger Sub with and into LHI, with LHI continuing as the surviving corporation.

Subject to the terms of the Merger Agreement, Landsea Holdings will receive approximately $344 million of stock consideration, consisting of 32,557,303 newly issued shares of LF Capital Acquisition Corp.’s publicly-traded Class A common stock. The shares will be valued at $10.56 per share for purposes of determining the aggregate number of shares payable to LHC (the “Stock Consideration”). The number of shares of Class A common stock issued to Landsea Holdings as Stock Consideration is not subject to adjustment. Landsea Holdings has registration rights under the Merger Agreement in respect to the Stock Consideration. Costs incurred as part of the transaction are capitalized to deferred offering costs until the merger is finalized, at which time they will be classified as part of additional paid-in capital or expensed if the merger is terminated prior to becoming effective.

Subsequent to year-end, on January 7, 2021, the previously announced business combination was consummated pursuant to the Merger Agreement. The name of the surviving company, LF Capital Acquisition Corp., was changed at that time to Landsea Homes Corporation (“LHC”). The name of LHI was also changed at that time to Landsea Homes US Corporation, which became a wholly owned subsidiary of LHC.